Business Combinations (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective date of acquisition:

	RMB	US$
	(In thousands)
Purchase consideration	1,190,717	191,123
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	91,095	14,621
Intangible assets, net	664,380	106,640
Deferred tax liabilities, noncurrent	(72,222)	(11,592)
Noncontrolling interests	(32,507)	(5,218)
Redeemable noncontrolling interests	(100,101)	(16,067)
Pre-existing equity method investments	(817,951)	(131,290)
Goodwill	1,458,023	234,029

Qunar | Business Combination In Comparative Period
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

RMB
(in thousands)
Purchase consideration	1,939,569
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	115,515
Intangible assets, net	711,570
Deferred tax liabilities, noncurrent	(136,856)
Noncontrolling interests	(102,922)
Redeemable noncontrolling interests	(942,004)
Goodwill	2,294,266